Expenses by nature - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Expenses by nature [abstract]
Operating expense	€ 267,120	€ 267,788	€ 257,320
Increase (decrease) in operating expenses		€ 10,500
Increase (decrease) in cost of services and change in inventory	1,300
Increase (decrease) in raw materials and consumables used	€ (6,700)
Average number of employees | employee	694	695	684
Increase (decrease) in depreciation and amortization and impairment	€ 3,100